Earnings per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Common Share
Earnings per Common Share:
The calculation of earnings per common share is based on the weighted-average number of our common shares outstanding during the applicable period. The calculation for diluted earnings per common share recognizes the effect of all dilutive potential common shares that were outstanding during the respective periods, unless their impact would be antidilutive. The following table sets forth the computation of basic and diluted earnings per common share (in millions, except per share amounts):

	For the Year Ended December 31,
	2011	2010	2009
Basic:
Numerator:
Income from continuing operations	$205.8	$930.7	$110.4
Less: Net income attributable to noncontrolling interests included in continuing operations	(47.0)	(40.9)	(33.3)
Less: Convertible perpetual preferred stock dividends	(26.0)	(26.0)	(26.0)
Income from continuing operations attributable to HealthSouth common shareholders	132.8	863.8	51.1
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	49.9	9.2	17.7
Net income attributable to HealthSouth common shareholders	$182.7	$873.0	$68.8
Denominator:
Basic weighted average common shares outstanding	93.3	92.8	88.8
Basic earnings per common share:
Income from continuing operations attributable to HealthSouth common shareholders	$1.42	$9.31	$0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.54	0.10	0.19
Net income attributable to HealthSouth common shareholders	$1.96	$9.41	$0.77
Diluted:
Numerator:
Income from continuing operations	$205.8	$930.7	$110.4
Less: Net income attributable to noncontrolling interests included in continuing operations	(47.0)	(40.9)	(33.3)
Income from continuing operations attributable to HealthSouth common shareholders	158.8	889.8	77.1
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	49.9	9.2	17.7
Net income attributable to HealthSouth common shareholders	$208.7	$899.0	$94.8
Denominator:
Diluted weighted average common shares outstanding	109.2	108.5	103.3
Diluted earnings per common share:
Income from continuing operations attributable to HealthSouth common shareholders	$1.42	$8.20	$0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.54	0.08	0.19
Net income attributable to HealthSouth common shareholders	$1.96	$8.28	$0.77

Diluted earnings per share report the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. These potential shares include dilutive stock options, restricted stock awards, restricted stock units, stock warrants, and convertible perpetual preferred stock. For the years ended December 31, 2011, 2010, and 2009, the number of potential shares approximated 15.9 million, 15.7 million, and 14.5 million, respectively. For the years ended December 31, 2011, 2010, and 2009, approximately 13.1 million of the potential shares relate to our Convertible perpetual preferred stock. For the years ended December 31, 2011 and 2009, adding back the dividends for the Convertible perpetual preferred stock to our Income from continuing operations attributable to HealthSouth common shareholders causes a per share increase when calculating diluted earnings per common share resulting in an antidilutive per share amount. Therefore, basic and diluted earnings per common share are the same for the years ended December 31, 2011 and 2009.
Options to purchase approximately 1.8 million and 2.0 million shares of common stock were outstanding as of December 31, 2011 and 2010, respectively, but were not included in the computation of diluted weighted-average shares because to do so would have been antidilutive.
In October 2011, our board of directors authorized the repurchase of up to $125 million of our common stock. The repurchase authorization does not require the repurchase of a specific number of shares, has an indefinite term, and is subject to termination by our board of directors. Subject to certain terms and conditions, including compliance with federal and state securities and other laws, the repurchases may be made from time to time in open market transactions, privately negotiated transactions, or other transactions, including trades under a plan established in accordance with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. Repurchases under this authorization, if any, are expected to be funded using cash on hand and availability under our revolving credit facility.
In January 2004, we repaid our then-outstanding 3.25% Convertible Debentures using the net proceeds of a loan arranged by Credit Suisse First Boston. In connection with this transaction, we issued warrants to the lender to purchase two million shares of our common stock. Each warrant has a term of ten years from the date of issuance and an exercise price of $32.50 per share. The warrants were not assumed exercised for dilutive shares outstanding because they were antidilutive in the periods presented. In October 2011, our board of directors also granted discretion to management to opportunistically repurchase these warrants from time to time, subject to similar conditions discussed above for the repurchase of our common stock. This authority does not require the purchase of a specific number of warrants, has an indefinite term, and is subject to termination by our board of directors.
On September 30, 2009, we issued 5.0 million shares of common stock and 8.2 million common stock warrants in full satisfaction of our obligation to do so under the Consolidated Securities Action settlement. Each warrant has a term of approximately seven years from the date of issuance and an exercise price of $41.40 per share. The warrants were not assumed exercised for dilutive shares outstanding because they were antidilutive in the periods presented. For additional information, see Note 21, Settlements.